Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of borrowings under agreements to repurchase
	Note	Fixed interest rate per annum	Term	December 31,
				2019	2020
				RMB	RMB
Repurchase agreements

Funds obtained from
Private investment funds		15% to 16%	Less than 1 year	275,930,000	-
Financial institution	(i)	8% to 13.2%	Within 4 years	589,103,161	507,620,299

Interest payable
Financial institution	(i)			5,745,054	956,583
Total repurchase agreements				870,778,215	508,576,882
(i)	Funds obtained from financial institutions

Schedule of carrying amounts of pledged assets
	December 31,
	2019	2020
Underlying collateral types of gross obligations	RMB	RMB
Repurchase agreements:

Rights to earnings in the Group’s subordinated tranches of consolidated VIEs	275,930,000	400,000,000

Loans principal, interest and financing service fee receivables	594,848,215	108,576,882
Total repurchase agreements	870,778,215	508,576,882

Schedule of contractual maturities of the gross obligations under repurchase agreements
	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31,2020	-	37,871,851	111,761,847	358,943,184	508,576,882
As of December 31,2019	-	684,791,408	115,136,807	70,850,000	870,778,215

Schedule of aggregate annual maturities of long-term borrowing obligations
Other borrowings	Note	Fixed interest rate per annum	Term	December 31,
				2019	2020
Short-term:				RMB	RMB

Investors of consolidated VIEs	(i)	7% to 12.7%	Less than 1 year	4,505,914,751	3,491,862,448
Senior tranche of trust plan which invests in the Group’s loans portfolio	(ii)	10.24%	Within 1 year	37,547,527	9,343,996

Long-term:
Investors of consolidated VIEs	(i)	7.2% to 12.1%	Within 5 years	2,056,035,701	2,088,565,691

Interest payable to
Investors of consolidated VIEs	(i)			52,640,336	59,897,208
Total				6,652,138,315	5,649,669,343
(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2020, the borrowings from VIEs have principal RMB5,580,428,139, bearing interests from 7% to 12.7% per year.
(ii)	As of December 31, 2020, the borrowings from senior tranche of trust plan which invested in the Group’s loans portfolio are the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB9,343,996 million, bearing interests at 10.24% per year.

Schedule of aggregate annual maturities of long-term borrowing obligations
	December 31,2020
	2021	2022	2023	2024	2025	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	1,081,671,701	463,887,721	34,745,191	508,261,078	-	2,088,565,691

Schedule of carrying amounts of pledged assets
	December 31,
	2019	2020
	RMB	RMB

Rights to earnings in the Group’s subordinated tranches of consolidated VIEs	1,369,872,606	312,080,250
Rights to earnings in loans principal, interest and financing service fee receivables	92,628,340	32,578,951
Loans principal, interest and financing service fee receivables	712,710,327	292,555,126
Total	2,175,211,273	637,214,327